Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule of Loans to principal officers, directors, and their affiliates
Beginning balance	$ 2,148
Effect of changes in composition of related parties	120
New loans	113
Repayments	(1,036)
Ending Balance	$ 1,345